As filed with the Securities and Exchange Commission on or about May 31, 2002
                                                            File No.  333-82112

                    SECURITIES AND EXCHANGE COMMISSION
                           Washington D.C. 20549
                               FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [ X ]
         Post-Effective Amendment No.   1                                 [ X ]
                                      ----

                         STRONG MONEY MARKET FUND, INC.
              (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve             Menomonee Falls, Wisconsin 53051
(Address of Principal Executive Offices)   (Zip Code)
           Registrant's Telephone Number, including Area Code: (414) 359-3400

                                Richard W. Smirl
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                         Menomonee Falls, Wisconsin 53051
                    (Name and Address of Agent for Service)


This filing will become effective immediately under Rule 485(b) of the Securities Act of 1933.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Village of Menomonee Falls, and State of Wisconsin as of the 31st day of May, 2002.

                                      STRONG MONEY MARKET FUND, INC.
                                      (Registrant)


                                   By:  /s/ Richard W. Smirl
                                   --------------------------------------------
                                Richard W. Smirl, Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

                     NAME                                          TITLE                           DATED AS OF

                                                Chairman of the Board (Principal Executive
   /s/ Richard S. Strong                        Officer) and a Director                           May 31, 2002
-----------------------------------------------
Richard S. Strong

                                                Treasurer (Principal Financial and
/s/ John W. Widmer                              Accounting Officer)                               May 31, 2002
-----------------------------------------------
John W. Widmer


                                                Director                                          May 31, 2002
-----------------------------------------------
Willie D. Davis*


                                                Director                                          May 31, 2002
-----------------------------------------------
William F. Vogt*


                                                Director                                          May 31, 2002
-----------------------------------------------
Stanley Kritzik*


                                                Director                                          May 31, 2002
-----------------------------------------------
Neal Malicky*


                                               Director                                           May 31, 2002
----------------------------------------------
Gordon Greer*

* Gilbert L. Southwell III signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 29 and Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A.


                                               By: /s/ Gilbert L. Southwell III
                                           ------------------------------------
                                              Gilbert L. Southwell, III

                               EXHIBIT INDEX


  EXHIBIT NO.                                        EXHIBIT
  -----------                                        -------
(12) Opinion and Consent of Counsel relating to tax matters